Equity	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Equity

11. Equity

Common Stock – A total of 47,894,251 shares of Common Stock were outstanding as of June 30, 2023.

Earnout Shares - Following the closing of the Business Combination, former holders of shares of Nauticus Robotics Holdings’ Common Stock (including shares received as a result of the Nauticus Preferred Stock Conversion and the Nauticus Convertible Notes Conversion) are entitled to receive their pro rata share of up to 7,499,993 Earnout Shares which are held in escrow. The Earnout Shares will be released from escrow upon the occurrence of certain Triggering Events. As of June 30, 2023, the earnout targets have not been achieved, and the Earnout Shares remain in escrow.

9. Equity

Common Stock — A total of 47,250,771 shares of Common Stock were outstanding at December 31, 2022. Former holders of CLAQ common stock hold a total of 6,619,490 shares of Common Stock as a result of the Business Combination.

Series A and Series B Preferred Stock — The Company had 334,800 shares of Series A Preferred Stock and 725,426 shares of Series B Preferred Stock outstanding prior to the Business Combination. Nauticus Robotics Holdings, Inc. Common Stock was issued in connection with the Nauticus Preferred Stock Conversion. Each share of Nauticus Robotics Holdings, Inc. Common Stock was converted into (i) an aggregate of 15,062,525 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination.

Common Stock Repurchase Agreements — Prior to the Business Combination, Nauticus Robotics Holdings, Inc. had agreements with its stockholders and option holders for the repurchase of up to 950,000 shares of outstanding common stock at prices based upon agreed valuation formulas. These agreements were terminated at closing of the Business Combination.

Common Stock Equity PIPE — At closing, we received proceeds from Private Investment in a Public Entity subscribers (“PIPE Investment”) consisting of the issuance of 3,100,000 shares of Common Stock, for a purchase price of $10.00 per share, for an aggregate of $31 million.

Earnout Shares — Following the closing of the Business Combination, former holders of shares of Nauticus Common Stock (including shares received as a result of the Nauticus Preferred Stock Conversion and the Nauticus Convertible Notes Conversion) are entitled to receive their pro rata share of up to 7,499,993 additional shares of Nauticus Common Stock which are held in escrow. The Earnout Shares will be released upon occurrence of certain Triggering Events. At December 31, 2022, the earnout targets have not been achieved and the Earnout Shares remain in escrow.

The Earnout Shares were classified in stockholders’ equity and recognized at their fair value upon issuance totaling $4,957,366. Their estimated fair value upon issuance was determined using a Monte Carlo valuation model which simulated our stock price and the timing of the lapse of the transfer restrictions. The issuance of the Earnout Shares was treated as a deemed dividend. Because the Company does not have retained earnings, the issuance was recorded within additional paid in capital.

CleanTech Acquisition Corp [Member]
Equity [Line Items]
Equity

NOTE 8. STOCKHOLDERS’ DEFICIT

Preferred stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. As of June 30, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.

Common stock — On July 16, 2021, the Company amended its Amended and Restated Certificate of Incorporation such that the Company is authorized to issue 200,000,000 shares of common stock with a par value of $0.0001 per share. As of June 30, 2022 and December 31, 2021, there were 21,562,500 shares of common stock outstanding, including 17,250,000 common stock subject to possible redemption.

Holders of record of common stock are entitled to one vote for each share held on all matters to be voted on by stockholders. In connection with any vote held to approve the initial Business Combination, insiders, officers and directors, have agreed to vote their respective shares of common stock owned by them immediately prior to the Initial Public Offering, including both the insider shares and any shares acquired in the Initial Public Offering or following the Initial Public Offering in the open market, in favor of the proposed Business Combination.

Rights — Except in cases where the Company is not the surviving company in a Business Combination, each holder of a right will automatically receive one-twentieth (1/20) of a share of common stock upon consummation of the Business Combination, even if the holder of a right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s Certificate of Incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of the Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-twentieth (1/20) of a share of common stock underlying each right upon consummation of the Business Combination. No additional consideration will be required to be paid by a holder of rights in order to receive his, her or its additional share of common stock upon consummation of the Business Combination. The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of shares of common stock will receive in the transaction on an as-converted into common stock basis.

The Company will not issue fractional shares in connection with an exchange of rights. As a result, the holders of the rights must hold rights in multiples of 20 in order to receive shares for all of the holders’ rights upon closing of a Business Combination. If the Company is unable to complete an initial Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.

NOTE 8. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preferred stock. As of December 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — On July 16, 2021, the Company amended its Amended and Restated Certificate of Incorporation such that the Company is authorized to issue 200,000,000 shares of Common Stock with a par value of $0.0001 per share. As of December 31, 2021, there were 21,562,500 shares of Common Stock outstanding, including 17,250,000 Common Stock subject to possible redemption. Of the 21,562,500 shares of Common Stock outstanding, up to 562,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding Common Stock after the initial public offering. The underwriters exercised the over-allotment option in full on July 28, 2021; thus, no shares of Common Stock remain subject to forfeiture.

Holders of record of Common Stock are entitled to one vote for each share held on all matters to be voted on by stockholders. In connection with any vote held to approve the initial Business Combination, insiders, officers and directors, have agreed to vote their respective shares of Common Stock owned by them immediately prior to the initial public offering, including both the insider shares and any shares acquired in the initial public offering or following the initial public offering in the open market, in favor of the proposed Business Combination.

Rights — Except in cases where the Company is not the surviving company in a Business Combination, each holder of a right will automatically receive one-twentieth (1/20) of a share of Common Stock upon consummation of the Business Combination, even if the holder of a right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s Certificate of Incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of the Business Combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-twentieth (1/20) of a share of Common Stock underlying each right upon consummation of the Business Combination. No additional consideration will be required to be paid by a holder of rights in order to receive his, her or its additional share of Common Stock upon consummation of the Business Combination. The shares issuable upon exchange of the rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of rights to receive the same per share consideration the holders of shares of Common Stock will receive in the transaction on an as-converted into Common Stock basis.

The Company will not issue fractional shares in connection with an exchange of rights. As a result, the holders of the rights must hold rights in multiples of 20 in order to receive shares for all of the holders’ rights upon closing of a Business Combination. If the Company is unable to complete an initial Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of rights will not receive any of such funds with respect to their rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such rights, and the rights will expire worthless. Additionally, in no event will the Company be required to net cash settle the rights. Accordingly, the rights may expire worthless.